CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Total revenues	$ 234,404	$ 211,369	$ 196,585
Cost of revenues:
Total cost of revenues	41,675	39,616	35,695
Gross profit	192,729	171,753	160,890
Operating expenses, net:
Research and development, net	57,674	59,003	51,732
Sales and marketing	111,386	108,744	103,774
General and administrative	16,145	17,577	18,133
Other income		(6,900)
Total operating expenses, net	185,205	178,424	173,639
Operating income (loss)	7,524	(6,671)	(12,749)
Financial income, net	7,274	4,830	5,741
Income (loss) before taxes on income	14,798	(1,841)	(7,008)
Taxes on income	3,063	5,652	1,651
Net income (loss)	$ 11,735	$ (7,493)	$ (8,659)
Basic net earnings (loss) per share	$ 0.26	$ (0.17)	$ (0.20)
Diluted net earnings (loss) per share	$ 0.25	$ (0.17)	$ (0.20)
Products [Member]
Revenues:
Total revenues	$ 118,062	$ 117,968	$ 110,186
Cost of revenues:
Total cost of revenues	30,803	30,862	27,320
Services [Member]
Revenues:
Total revenues	116,342	93,401	86,399
Cost of revenues:
Total cost of revenues	$ 10,872	$ 8,754	$ 8,375